Note 16 - Accumulated Other Comprehensive Income (Loss)	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018
Notes to Financial Statements
Comprehensive Income (Loss) Note [Text Block]
Note
6
–Accumulated Other Comprehensive Income (Loss)

The components of other comprehensive income related to unrealized gains and losses on available-for-sale securities for the three
- and
nine
-month periods ended
March 31, 2019
and
2018,
were as follows:

	Pretax	Tax Effect	After-tax	Affected Line Item in Consolidated Statements of Income
Balance as of December 31, 2018	$(1,735)	$364	$(1,371)
Unrealized holding gain on available-for-sale securities arising during the period	1,946	(410)	1,536
Amounts reclassified from accumulated other comprehensive income	(1)	—	(1)	(a)(b)
Net current period other comprehensive income	1,945	(410)	1,535
Balance as of March 31,2019	$210	$(46)	$164

Balance as of December 31, 2017	$110	$(37)	$73
Reclassification of disproportional tax effect	—	14	14
Sub-total	110	$(23)	$87
Unrealized holding loss on available-for-sale securities arising during the period	(1,821)	382	(1,439)
Amount reclassified from accumulated other comprehensive income	5	(1)	4
Net current period other comprehensive income	(1,816)	381	(1,435)
Balance as of March 31, 2018	$(1,706)	$358	$(1,348)

(a) Securities (gains) losses, net
(b) Income tax expense

	Pretax	Tax Effect	After-tax	Affected Line Item in Consolidated Statements of Income
Balance as of June 30, 2018	$(2,069)	$434	$(1,635)
Unrealized holding gain on available-for-sale securities arising during the period	2,840	(598)	2,242
Amounts reclassified from accumulated other comprehensive income	(561)	118	(443)	(a)(b)
Net current period other comprehensive income	2,279	(480)	1,799
Balance as of March 31, 2019	$210	$(46)	$164

Balance as of June 30, 2017	$675	$(230)	$445
Unrealized holding loss on available-for-sale securities arising during the period	(2,348)	$562	$(1,786)
Amount reclassified from accumulated other comprehensive income	(33)	12	(21)
Net current period other comprehensive income	(2,381)	574	(1,807)
Balance as of March 31, 2018	$(1,706)	344	(1,362)
Reclassification of disproportional tax effect	—	$14	$14
Balance as of March 31, 2018	$(1,706)	$358	$(1,348)

(a) Securities (gains) losses, net
(b) Income tax expense

NOTE
16–ACCUMULATED
OTHER COMPREHENSIVE INCOME (LOSS)

The components of other comprehensive income related to unrealized gains and losses on available-for-sale securities for the periods ended
June 30, 2018
and
June 30, 2017,
were as follows:

	Pretax	Tax Effect	After-tax	Affected Line Item in Consolidated Statements of Income

Balance as of June 30, 2016	$3,621	$(1,232)	$2,389
Unrealized holding loss on available-for-sale securities arising during the period	(2,737)	931	(1,806)
Amounts reclassified from accumulated other comprehensive income	(209)	71	(138)	(a)(b)
Net current period other comprehensive loss	(2,946)	1,002	(1,944)
Balance as of June 30, 2017	$675	$(230)	$445
Unrealized holding loss on available-for-sale securities arising during the period	(2,711)	638	(2,073)
Amounts reclassified from accumulated other comprehensive income	(33)	12	(21)	(a)(b)
Net current period other comprehensive loss	(2,744)	650	(2,094)
Reclassification of disproportional tax effect	—	14	14
Balance as of June 30, 2018	$(2,069)	$434	$(1,635)

(a) Securities gain, net
(b) Income tax expense